Subsequent events (Details) R$ in Millions		1 Months Ended
	Oct. 07, 2021 BRL (R$)	Sep. 20, 2021 BRL (R$) ha
Rio Do Meio Farm [Member]
Subsequent events (Details) [Line Items]
Initial payment received		R$ 5.3
Receive additional amount		10.6
Book value		R$ 40.0
Interest rate of return		56.50%
Total area of land (in Hectares) | ha		12,288
Sale of land in area (in Hectares) | ha		7,715
Alto Taquari Farm [Member]
Subsequent events (Details) [Line Items]
Initial payment received	R$ 16.5
Receive additional amount	31.4
Book value	R$ 31.3
Interest rate of return	19.90%
Description of sale	we sell all the plateau areas of Alto Taquari Farm, leaving 1,308 hectares (809 arable ha) in the portfolio.
Subsequent Events [Member] | Rio Do Meio Farm [Member]
Subsequent events (Details) [Line Items]
Description of purchase and sale agreement		the Company signed a purchase and sale agreement for the sale of a total area of 4,573 hectares (2,859 useful hectares) of Rio do Meio Farm, a rural property located in the City of Correntina, State of Bahia. The total amount of the sale is 250 soybean bags per useful hectare or R$130,1 million as of September 20, 2021 (~R$45,507/useful ha).
Subsequent Events [Member] | Alto Taquari Farm [Member]
Subsequent events (Details) [Line Items]
Description of purchase and sale agreement	the Company signed a purchase and sale agreement for the sale of a total area of 3,723 hectares (2,694 useful hectares) of Alto Taquari Farm, a rural property located in the City of Alto Taquari, State of Mato Grosso. The total amount of the sale is 1,100 soybean bags per useful hectare or R$589,0 million as of October 07, 2021 (~R$218,641/useful ha).